Offerings - Offering: 1	Sep. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	0.15
Maximum Aggregate Offering Price	$ 375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 51.79
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover such indeterminate number of additional shares of Common Stock as may become issuable to prevent dilution resulting from any stock split, stock dividend, recapitalization or other similar transaction effected without the receipt of consideration. The registration fee is calculated in accordance with Rule 457(a) under the Securities Act. The proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee and has been determined in accordance with Rule 457(c) under the Securities Act on the basis of the average of the bid and asked prices of the Common Stock as reported on the OTCID Basic Market on September 14, 2026, a date within five business days prior to the date of filing of this Registration Statement.